OPERATING CONTINGENCIES (Details Narrative) - 1 months ended Dec. 31, 2020	USD ($)	CNY (¥)
Guarantor Obligations [Line Items]
Litigation Settlement, Expense	$ 392,305	¥ 2,500,000
Indemnification Agreement [Member]
Guarantor Obligations [Line Items]
Long-Term Purchase Commitment, Amount	$ 392,305	¥ 2,500,000